LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
	XXXX		XXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations				XXXX		1				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	Flood Cert Missing	The Flood Cert is missing from the Loan file.				XXXX		2				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	MI Cert Missing	The MI Cert was missing. The auditor could not evaluate compliance to agency guidelines.				XXXX		4				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	Arm Disclosure Late	The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.				XXXX		2				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Closing	Closing	Miscellaneous Closing Documentation	There were additional observations regarding the closing documentation. The flood cert was missing from the loan file.				XXXX		4				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	Late ARM Disclosure	The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date.				XXXX		2				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	Disclosures Federal Late	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXX Servicing Disclosure.				XXXX		2				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	Right to Rescind 3 days
The Right to Cancel does not provide the applicants with 3 qualified days to rescind the transaction. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
												XXXX		3				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Closing	Closing	Title Commitment	The title commitment is missing from the loan file.				XXXX		4				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations.				XXXX		1				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations.				XXXX		1				XXXX	XXXX	XXXX
	XXXX		XXXX	XXXX	Compliance	Compliance	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations				XXXX		1				XXXX	XXXX	XXXX